Consolidated Balance Sheets ₪ in Thousands, $ in Thousands	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
CURRENT ASSETS:
Cash and cash equivalents | ₪	₪ 17,809		₪ 13,734
Marketable securities | ₪			13,999
Other receivables | ₪	816		818
Current assets | ₪	18,625		28,551
LONG-TERM ASSETS:
Restricted cash | ₪	337		305
Other Long term receivables | ₪	132		173
Property, plant and equipment, net | ₪	1,544		1,344
Non-current assets | ₪	2,013		1,822
Assets | ₪	20,638		30,373
CURRENT LIABILITIES:
Trade payables | ₪	887		1,703
Other payables | ₪	4,012		2,396
Current liabilities | ₪	4,899		4,099
NON CURRENT LIABILITIES:
Warrants to ADS | ₪	1,816		7,422
CONTINGENT LIABILITIES AND COMMITMENTS | ₪
SHAREHOLDERS' EQUITY:
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2017, and 2018, Issued and outstanding: 120,185,659*) and 130,414,799*) shares as of December 31, 2017 and 2018, respectively. | ₪
Additional Paid In Capital | ₪	95,085		82,839
Share-based payments | ₪	12,319		9,381
Treasury shares | ₪	(9,425)		(9,425)
Accumulated deficit | ₪	(84,056)		(63,943)
Equity | ₪	13,923		18,852
Equity and liabilities | ₪	₪ 20,638		₪ 30,373
U.S. dollars
CURRENT ASSETS:
Cash and cash equivalents | $		$ 4,752
Marketable securities | $
Other receivables | $		218
Current assets | $		4,970
LONG-TERM ASSETS:
Restricted cash | $		90
Other Long term receivables | $		35
Property, plant and equipment, net | $		412
Non-current assets | $		537
Assets | $		5,507
CURRENT LIABILITIES:
Trade payables | $		237
Other payables | $		1,070
Current liabilities | $		1,307
NON CURRENT LIABILITIES:
Warrants to ADS | $		485
CONTINGENT LIABILITIES AND COMMITMENTS | $
SHAREHOLDERS' EQUITY:
Ordinary shares of no par value: Authorized: 500,000,000 shares at December 31, 2017, and 2018, Issued and outstanding: 120,185,659*) and 130,414,799*) shares as of December 31, 2017 and 2018, respectively. | $
Additional Paid In Capital | $		25,370
Share-based payments | $		3,287
Treasury shares | $		(2,515)
Accumulated deficit | $		(22,427)
Equity | $		3,715
Equity and liabilities | $		$ 5,507